SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Detail (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Plicies [Line Items]
Litigation Settlement, Gross		$ 8,700,000
Escrow Deposit Related to Acquisition	1,700,000
Certificates of Deposit and Cash	5,300,000	3,800,000
Inventory, Net	1,200,000	1,100,000
Impairment of other property and equipment	0	0
Non-Oil and gas Depreciation, Depletion and Amortization	4,700,000	4,000,000	4,900,000
Capitalized Interest	1,200,000	1,700,000	300,000
Production Tax Liability	18,700,000	19,400,000
Debt Issuance Cost	17,400,000	12,300,000
Restricted Cash [Member]
Significant Accounting Plicies [Line Items]
Certificates of Deposit and Cash	3,900,000	2,300,000
Other Assets [Member]
Significant Accounting Plicies [Line Items]
Certificates of Deposit and Cash	1,400,000	1,500,000
12% Senior Notes [Member]
Significant Accounting Plicies [Line Items]
Debt Issuance Cost		3,400,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%
7.75% Senior Notes [Member]
Significant Accounting Plicies [Line Items]
Debt Issuance Cost	10,900,000
Debt Instrument, Interest Rate, Stated Percentage	7.75%
Revolving Credit Facility [Member]
Significant Accounting Plicies [Line Items]
Debt Issuance Cost	4,600,000	6,500,000
3.25% Convertible Note [Member]
Significant Accounting Plicies [Line Items]
Debt Issuance Cost	$ 1,900,000	$ 2,400,000